Employee benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of medical cost trend rates	5.99%	6.61%
Actuarial assumption of ultimate medical cost trend rates	5.99%	6.61%
Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,765
Actuarial Assumption Of Discount Rate, Increase In Assumption	11.98%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,064
Actuarial Assumption Of Discount Rate, Decrease In Assumption	9.81%
Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	10.27%	11.07%
Actuarial assumption of nominal average rate of expense or income	10.38%	11.07%
Actuarial assumption of expected rates of salary increases	2.90%	3.50%
Actuarial assumption of expected rates of pension increases	3.41%	3.50%
Actuarial assumption of expected rates of inflation	2.90%	3.50%
Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	11.70%	12.12%
Actuarial assumption of nominal average rate of expense or income	11.70%	12.12%
Actuarial assumption of expected rates of salary increases	5.57%	5.57%
Actuarial assumption of expected rates of pension increases	4.00%	4.25%
Actuarial assumption of expected rates of inflation	4.00%	4.25%
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of nominal average rate of expense or income		4.61%
Actuarial assumption of expected rates of salary increases	3.00%	3.10%
Actuarial assumption of expected rates of pension increases	3.00%	3.00%
Actuarial assumption of medical cost trend rates	4.50%	4.50%
Actuarial assumption of ultimate medical cost trend rates	4.50%	4.39%
Actuarial assumption of expected rates of inflation	2.06%	2.08%
Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,474
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.87%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,108
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.87%
Foreign countries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.85%	4.66%
Actuarial assumption of nominal average rate of expense or income	4.66%
Foreign countries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.90%	4.72%
Actuarial assumption of nominal average rate of expense or income	4.72%